Related-Party Transactions - Related party loans (Details) - USD ($)	1 Months Ended		3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Apr. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds from related party loans	$ 300,000				$ 5,000,000.0	$ 5,300,000	$ 17,500,000	$ 23,000,000	$ 20,500,000
Interest expense			$ 211,000	$ 636,000		307,000	1,690,000	2,306,000	1,315,000
Other current liabilities	355,000	$ 55,000	355,000			355,000		$ 55,000	1,930,000
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued upon conversion of related party loans								6,943,789
Related Party [Member]
Related Party Transaction [Line Items]
Amount of principal and interest converted into shares		66,100,000
Loan outstanding		0						$ 0	39,000,000
Interest expense			63,000	$ 628,000		160,000	$ 1,663,000	2,271,000	1,305,000
Other current liabilities	$ 160,000	$ 0	$ 160,000			$ 160,000		0	1,867,000
Related Party [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued upon conversion of related party loans		6,943,789
Related Party [Member] | Multiple Loan Agreements with NKMAX [Member]
Related Party Transaction [Line Items]
Proceeds from related party loans								$ 23,000,000.0	$ 20,500,000
Interest rate percentage		4.60%						4.60%